Share capital, Stock Options Activity (FY) (Details) - $ / shares	3 Months Ended		12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Jul. 31, 2024	Jul. 31, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding [Roll Forward]
Outstanding (in shares)	4,105,000	4,105,000	4,105,000	1,980,000
Granted (in shares)	0	0	0	2,125,000
Outstanding (in shares)	4,105,000		4,105,000	4,105,000
Exercisable (in shares)	2,402,750		2,190,250	693,750
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Outstanding (in dollars per share)	$ 0.85	$ 0.85	$ 0.85	$ 0.8
Granted (in dollars per share)				0.89
Outstanding (in dollars per share)	0.85		0.85	0.85
Exercisable (in dollars per share)	$ 0.84		$ 0.85	$ 0.81
Weighted average remaining contractual life	6 years 9 months 29 days		7 years 1 month 2 days	8 years 1 month 2 days
Exercise Price Range One [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding [Roll Forward]
Outstanding (in shares)	175,000
Outstanding (in shares)	175,000		175,000
Expiry date	Jan. 17, 2028		Jan. 17, 2028
Exercisable (in shares)	131,250		131,250
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Outstanding (in dollars per share)	$ 0.8
Outstanding (in dollars per share)	$ 0.8		$ 0.8
Exercise Price Range Two [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding [Roll Forward]
Outstanding (in shares)	550,000
Outstanding (in shares)	550,000		550,000
Expiry date	May 15, 2028		May 15, 2028
Exercisable (in shares)	245,000		245,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Outstanding (in dollars per share)	$ 1.11
Outstanding (in dollars per share)	$ 1.11		$ 1.11
Exercise Price Range Three [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding [Roll Forward]
Outstanding (in shares)	50,000
Outstanding (in shares)	50,000		50,000
Expiry date	Jun. 26, 2028		Jun. 26, 2028
Exercisable (in shares)	25,000		25,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Outstanding (in dollars per share)	$ 1.18
Outstanding (in dollars per share)	$ 1.18		$ 1.18
Exercise Price Range Four [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding [Roll Forward]
Outstanding (in shares)	1,500,000
Outstanding (in shares)	1,500,000		1,500,000
Expiry date	Jan. 17, 2032		Jan. 17, 2032
Exercisable (in shares)	825,000		825,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Outstanding (in dollars per share)	$ 0.8
Outstanding (in dollars per share)	$ 0.8		$ 0.8
Exercise Price Range Five [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding [Roll Forward]
Outstanding (in shares)	360,000
Outstanding (in shares)	360,000		360,000
Expiry date	Mar. 01, 2032		Mar. 01, 2032
Exercisable (in shares)	198,000		198,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Outstanding (in dollars per share)	$ 0.8
Outstanding (in dollars per share)	$ 0.8		$ 0.8
Exercise Price Range Six [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding [Roll Forward]
Outstanding (in shares)	60,000
Outstanding (in shares)	60,000		60,000
Expiry date	Mar. 14, 2032		Mar. 14, 2032
Exercisable (in shares)	33,000		33,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Outstanding (in dollars per share)	$ 0.8
Outstanding (in dollars per share)	$ 0.8		$ 0.8
Exercise Price Range Seven [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding [Roll Forward]
Outstanding (in shares)	60,000
Outstanding (in shares)	60,000		60,000
Expiry date	Apr. 13, 2032		Apr. 13, 2032
Exercisable (in shares)	33,000		33,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Outstanding (in dollars per share)	$ 0.8
Outstanding (in dollars per share)	$ 0.8		$ 0.8
Exercise Price Range Eight [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding [Roll Forward]
Outstanding (in shares)	500,000
Outstanding (in shares)	500,000		500,000
Expiry date	Oct. 12, 2032		Oct. 12, 2032
Exercisable (in shares)	275,000		275,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Outstanding (in dollars per share)	$ 0.8
Outstanding (in dollars per share)	$ 0.8		$ 0.8
Exercise Price Range Nine [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding [Roll Forward]
Outstanding (in shares)	850,000
Outstanding (in shares)	850,000		850,000
Expiry date	Feb. 06, 2033		Feb. 06, 2033
Exercisable (in shares)	637,500		425,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Outstanding (in dollars per share)	$ 0.8
Outstanding (in dollars per share)	$ 0.8		$ 0.8